Lease liability	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease liability

Note 14 - Lease liability:

Maturity analysis of the Group’s lease liabilities

December 31, 2021
NIS thousands
Less than one year	3,307
One to five years	3,723
More than five years	17,648

Total	24,678

Current maturities of lease liability	3,307

Long-term lease liability	21,371

Amounts recognized in profit or loss

	2021	2020	2019
	NIS thousands	NIS thousands	NIS thousands
Interest expenses on lease liability	480	64	189

Variable lease payments not included in the measurement of the lease liability	2,574	546	-

	3,054	610	189